Related Party Disclosures - Additional Information (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Oct. 04, 2021
Disclosure of transactions between related parties [line items]
Par value per share		€ 2.58	€ 3.05	€ 0.12
Insurance Premium Used For Settlement Of Damages	€ 310,000	€ 534,000
Class A Common Share [Member] | Enric Asuncin Escorsa [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period		387,597	65,574
Class A Common Share [Member] | Orilla Asset Management, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period		7,751,938	327,869
Class A Common Share [Member] | AM Gesti, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period		1,937,985
Class A Common Share [Member] | S.L Inversiones Finanncieras Perseo S.L [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period			98,361
Class A Common Share [Member] | Anangu Grup, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period		387,597
Class A Common Share [Member] | Consilium S.L [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period		6,429,330
Class A Common Share [Member] | Black Label Equity I SCR S.A [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period		1,937,985
Remuneration of Directors and Key Management [Member]
Disclosure of transactions between related parties [line items]
Loans And Advances To Senior Management	0	€ 0
Members of Senior Management [Member]
Disclosure of transactions between related parties [line items]
Key management personnel Post employment benefit expense	0	0
Key management personnel pension or life insurance obligations	€ 0	€ 0